Fair Value Measurements (Fair Value and Redemption Frequency) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Unfunded Commitments
Total Fair Value	10.8	10.3
Equity Securities [Member]
Unfunded Commitments
Total Fair Value	4.9	4.4
Debt Securities [Member]
Unfunded Commitments
Total Fair Value	5.5	5.5
Money Market Funds [Member]
Unfunded Commitments
Total Fair Value	0.2	0.2
Hedge Funds, Multi-strategy [Member]
Unfunded Commitments
Total Fair Value	$ 0.2	$ 0.2